Deferred Share Units	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Deferred Share Units
Deferred Share Units

11. Deferred Share Units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s Common Share on the date of redemption in exchange for cash.

Outstanding DSUs at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31 2023	1,495,454	$0.90
Granted	2,865,363	$0.13
Vested	(4,023,342)	$0.41
Unvested as at December 31 2024	337,475	$0.16

Unvested as at December 31 2024, and March 31, 2025	337,475	$0.16

The vesting of DSU’s during the three months ended March 31, 2025, resulted in a recovery of stock-based compensation of $50,786 and stock-based compensation expense of $74,978 for the three months ended March 31, 2024. The fair value of each DSU is $0.10 as of March 31, 2025, and $0.11 as of December 31, 2024.

11. Deferred Share Units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s Common Share on the date of redemption in exchange for cash.

Outstanding DSUs at June 30, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31 2023	1,495,454	$0.90
Granted	2,865,363	$0.13
Vested	(4,023,342)	$0.41
Unvested as at December 31 2024	337,475	$0.16

Unvested as at December 31 2024, and June 30, 2025	337,475	$0.16

The vesting of DSU’s during the three and six months ended June 30, 2025, resulted in a recovery of stock based compensation expense of $94,621 and $145,407, respectively. The vesting of DSU’s during the three and six months ending June 30, 2024, resulted in stock based compensation expense of $476,794 and $551,772, respectively. The fair value of each DSU is $0.09 as of June 30, 2025, and $0.12 as of June 30, 2024.

14. DSU’s

Effective April 21, 2020, the board of directors approved a DSUs Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common stock on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the years ended December 31, 2024 and 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2022	2,710,000	$0.97
Granted (i, ii)	1,857,280	0.22
Vested (i, iii, iv)	(3,071,826)	0.55
Unvested as at December 31, 2023	1,495,454	$0.90
Granted (v, vi)	2,865,363	0.13
Vested (ii)(v)	(4,023,342)	0.41
Unvested as at December 31, 2024	337,475	$0.16

(i)	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.

(ii)	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.

(iii)	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.

(iv)	On July 1, 2023, 210,000 DSUs for one of the Company’s Directors vested.

(v)	On April 1, 2024, 1,907,840 DSUs were issued to the Company’s Directors which vested immediately.

(vi)	On October 1, 2024, 337,475 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.

In October 2024 the Company settled 1,051,787 DSUs by issuing 750,000 shares of common stock at C$0.16 a share and cash payment $46,304 to a certain director of the Company. The vesting of DSU’s during the year ended December 31, 2024, resulted in stock-based compensation of $482,994 (a stock-based recovery of $4,416 for the year ended December 31, 2023). The fair value of each DSU is $0.11 as of December 31, 2024 and $0.08 as of December 31, 2023.